Share capital - Schedule of share capital (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of classes of share capital [abstract]
Number of shares	44,647,455,984
Issued share capital equivalent of	¥ 43,081	¥ 43,081
Par value			¥ 0